INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss carryforwards	$ 783,500	$ 879,800	$ 791,000
Oil & Gas properties	1,742,800	1,871,100	1,857,700
Asset retirement obligation	175,700	154,500	134,800
Deferred tax asset	2,702,000	2,905,400	2,783,500
Less valuation allowance	(2,702,000)	(2,905,400)	(2,783,500)
Deferred tax asset recognized	$ 0	$ 0	$ 0